UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—97.5% †	Number of Shares	Value

Application Software—2.4%
Intuit Inc.	870,000	$38,115	(a)

Asset Management & Custody Banks—2.9%
State Street Corp.	1,220,000	45,945	(e)

Biotechnology—4.1%
Amgen Inc.	1,050,000	57,866	(a)
Gilead Sciences Inc.	220,000	7,834	(a)
		65,700

Broadcasting—0.3%
Discovery Communications Inc.	140,000	5,347	(a)

Cable & Satellite—10.0%
Comcast Corp.	1,900,000	32,319
DIRECTV	1,580,000	65,775	(a)
Liberty Global Inc.	1,950,000	59,592	(a)
Sirius XM Radio Inc.	2,000,000	2,400	(a)
		160,086

Communications Equipment—8.6%
Cisco Systems Inc.	2,300,000	50,370	(a)
QUALCOMM Inc.	1,550,000	69,936
Research In Motion Ltd.	370,000	18,015	(a)
		138,321

Computer Hardware—2.7%
Apple Inc.	155,000	43,981	(a)

Data Processing & Outsourced Services—9.9%
Automatic Data Processing Inc.	225,000	9,457
Paychex Inc.	1,350,000	37,112
The Western Union Co.	3,740,000	66,086
Visa Inc.	630,000	46,784
		159,439

Diversified Support Services—1.2%
Iron Mountain Inc.	800,000	17,872
Ritchie Bros Auctioneers Inc.	90,000	1,869
		19,741

Electronic Components—0.8%
Corning Inc.	690,000	12,613

Electronic Manufacturing Services—1.1%
Molex Inc.	1,000,000	17,480

Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	3,127	(a)

Fertilizers & Agricultural Chemicals—1.9%
Monsanto Co.	650,000	31,155

Healthcare Equipment—2.4%
Becton Dickinson and Co.	130,000	9,633
Covidien PLC	90,000	3,617
Medtronic Inc.	750,000	25,185
		38,435

Healthcare Facilities—0.6%
VCA Antech Inc.	430,000	9,069	(a)

Healthcare Services—3.1%
Express Scripts Inc.	480,000	23,376	(a)
Lincare Holdings Inc.	1,020,000	25,592
		48,968

Healthcare Supplies—0.1%
DENTSPLY International Inc.	60,000	1,918

Home Improvement Retail—2.2%
Lowe’s Companies Inc.	1,580,000	35,218

Home Building—0.1%
MDC Holdings Inc.	60,000	1,742

Home Furnishing Retail—3.4%
Bed Bath & Beyond Inc.	1,260,000	54,697	(a)

Hotels, Resorts & Cruise Lines—1.8%
Carnival Corp.	760,000	29,040

Industrial Gases—0.4%
Praxair Inc.	70,000	6,318

Industrial Machinery—4.1%
Dover Corp.	1,250,000	65,262

Integrated Oil & Gas—1.0%
Exxon Mobil Corp.	260,000	16,065

Internet Software & Services—4.3%
Baidu Inc. ADR	400,000	41,048	(a)
eBay Inc.	1,125,000	27,450	(a)
		68,498

Investment Banking & Brokerage—2.6%
The Goldman Sachs Group Inc.	285,000	41,205

Life & Health Insurance—1.5%
Aflac Inc.	450,000	23,269

Oil & Gas Equipment & Services—3.8%
Schlumberger Ltd.	1,000,000	61,610

Oil & Gas Exploration & Production—0.5%
Southwestern Energy Co.	240,000	8,026	(a)

Other Diversified Financial Services—0.9%
JPMorgan Chase & Co.	390,000	14,847

Pharmaceuticals—2.8%
Abbott Laboratories	270,000	14,105
Johnson & Johnson	500,000	30,980
		45,085

Property & Casualty Insurance—0.7%
Alleghany Corp.	39,027	11,826	(a)

Real Estate Services—2.0%
CB Richard Ellis Group Inc.	1,800,000	32,904	(a)

Soft Drinks—4.3%
PepsiCo Inc.	1,050,000	69,762

Specialized Finance—3.0%
CME Group Inc.	185,000	48,183

Specialty Chemicals—0.5%
Ecolab Inc.	150,000	7,611

Systems Software—3.1%
Microsoft Corp.	2,000,000	48,980

Wireless Telecommunication Services—2.2%
American Tower Corp.	700,000	35,882	(a)

Total Common Stock		1,565,470
(Cost $1,333,490)

Other Investments—0.0%*
GEI Investment Fund		438	(k)
(Cost $481)

Total Investments in Securities		1,565,908
(Cost $1,333,971)

Short-Term Investments—2.7%
GE Money Market Fund Institutional Class 0.03%	42,233	(d,k)
(Cost $42,233)

Total Investments	1,608,141
(Cost $1,376,204)

Liabilities in Excess of Other Assets, net—(0.2)%	(2,734)

NET ASSETS—100.0%	$1,605,407

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $6,925; $31,662 and $8,854 or 3.16%, 8.81% and 4.35% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2010 (as a percentage of net assets) as follows:

FSA                8.79%

AMBAC         8.15%

MBIA             5.88%

(o)	Securities at default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2010, these securities amounted to $1,039 and $127 or 0.29% and 0.06% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure As September 30, 2010, information on the tax cost of investments is as follows:
	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation/ (Depreciation) on Investments
Elfun Trusts	1,376,499	351,086	(119,444)	231,642

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

Elfun Trusts
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,565,470	$—	$—	$1,565,470
Other Investments	—	438	—	438
Short-Term Investments	42,233	—	—	42,233

Total Investments in Securities	$1,607,703	$438	$—	$1,608,141

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: November 24, 2010